TUTTLE INVERSE CRAMER TRACKER ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 20.1%
	AEROSPACE & DEFENSE - 1.5%
14,888	Rocket Lab USA, Inc. (a)	$ 68,187

	AUTOMOTIVE - 1.5%
8,729	Lucid Group, Inc. (a)	67,737

	BIOTECH & PHARMA - 3.4%
3,940	Pfizer, Inc.	149,799

	ENTERTAINMENT CONTENT - 3.5%
3,655	ROBLOX Corporation, Class A (a)	152,998

	SEMICONDUCTORS - 3.1%
2,032	Micron Technology, Inc.	138,583

	TECHNOLOGY SERVICES - 7.1%
1,200	Block, Inc., Class A (a)	72,468
1,176	International Business Machines Corporation	151,221
1,436	PayPal Holdings, Inc. (a)	89,018
		312,707

	TOTAL COMMON STOCKS (Cost $871,603)	890,011

	TOTAL INVESTMENTS – 20.1% (Cost $871,603)	$ 890,011
	OTHER ASSETS IN EXCESS OF LIABILITIES- 79.9%	3,542,809
	NET ASSETS - 100.0%	$ 4,432,820

TUTTLE INVERSE CRAMER TRACKER ETF
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — (49.7)%
	APPAREL & TEXTILE PRODUCTS – (1.4)%
(583)	Ralph Lauren Corporation	$ (61,979)

	ASSET MANAGEMENT – (3.2)%
(1,645)	Blackstone, Inc.	(140,878)

	AUTOMOTIVE – (1.5)%
(4,955)	Goodyear Tire & Rubber Company The	(68,032)

	BANKING – (9.8)%
(31,929)	Banco Santander S.A. - ADR	(102,492)
(4,616)	Deutsche Bank A.G.	(46,760)
(10,981)	First Horizon Corporation	(113,214)
(4,973)	Western Alliance Bancorp	(168,584)
		(431,050)
	BEVERAGES – (1.9)%
(655)	Celsius Holdings, Inc.	(82,222)

	CHEMICALS – (1.5)%
(350)	Albemarle Corporation	(67,736)

	GAMING REIT - (3.2)%
(4,574)	VICI Properties, Inc.	(141,474)

	HOME CONSTRUCTION – (0.9)%
(385)	Lennar Corporation, Class A	(41,241)

	LEISURE FACILITIES & SERVICES – (1.6)%
(351)	Wingstop, Inc.	(69,975)

	MEDICAL EQUIPMENT & DEVICES – (3.1)%
(1,600)	Lantheus Holdings, Inc.	(138,544)

TUTTLE INVERSE CRAMER TRACKER ETF
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — (49.7)% (Continued)
	OFFICE REIT – (3.8)%
(3,482)	Boston Properties, Inc.	$ (169,469)

	OIL & GAS PRODUCERS – (1.5)%
(1,955)	EQT Corporation	(67,975)

	RESIDENTIAL REIT – (3.2)%
(815)	AvalonBay Communities, Inc.	(141,794)

	RETAIL - CONSUMER STAPLES – (2.5)%
(330)	Five Below, Inc.	(56,932)
(1,000)	Ollie's Bargain Outlet Holdings, Inc.	(55,120)
		(112,052)
	RETAIL - DISCRETIONARY – (5.8)%
(4,544)	Kohl's Corporation	(83,246)
(519)	Lululemon Athletica, Inc.	(172,272)
		(255,518)
	SOFTWARE – (1.6)%
(1,213)	Shopify, Inc., Class A	(69,371)

	TECHNOLOGY SERVICES – (3.2)%
(2,325)	Coinbase Global, Inc., Class A	(144,615)

	TOTAL SECURITIES SOLD SHORT – (Proceeds - $2,265,429)	(2,203,925)

ADR	- American Depositary Receipt
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme

(a)	Non-income producing security.